Contingent Liabilities and Provisions - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 1,500
Plaintiffs [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Cash transferred		$ 125